Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:
●	Leasehold improvements	Over the lease terms
●	Music education equipment	5 years
●	Furniture and fixtures	3 to 4 years
●	Office equipment	3 to 5 years

Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase	Intangible assets have average useful lives from the date of purchase as follows:
Software	3-10 years
Copyrights	2-49 years